Segments of Operations (Tables)	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment reporting information, by segment
The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	December 31,
	2016	2015	2014
Assets
Annuity	$33,607	$30,055	$27,218
Run-off life	755	773	794
Total assets	$34,362	$30,828	$28,012

	Nine months ended
	September 30,		Year ended December 31,
	2017	2016	2016	2015	2014
	(unaudited)	(unaudited)
Revenues
Annuity:
Net investment income	$1,083	$1,010	$1,355	$1,211	$1,120
Other income	82	77	104	100	94
Total annuity	1,165	1,087	1,459	1,311	1,214
Run-off life	35	36	49	45	48
Total revenues before realized gains (losses)	1,200	1,123	1,508	1,356	1,262
Realized gains (losses) on securities	6	(18)	(9)	(16)	35
Total revenues	$1,206	$1,105	$1,499	$1,340	$1,297

	Nine months ended
	September 30,		Year ended December 31,
	2017	2016	2016	2015	2014
	(unaudited)	(unaudited)
Earnings Before Income Taxes
Annuity	$289	$239	$371	$333	$318
Run-off life	6	2	5	2	(1)
Total earnings before realized gains (losses) and income taxes	295	241	376	335	317
Realized gains (losses) on securities	6	(18)	(9)	(16)	35
Total earnings before income taxes	$301	$223	$367	$319	$352